SCHEDULE OF INCOME TAX NET OPERATING LOSS CARRYFORWARDS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Domestic Tax Jurisdiction [Member]
Oklahoma	$ 40,796	$ 26,900
State and Local Jurisdiction [Member]
Oklahoma	$ 41,011	$ 26,900